Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 102,046	₩ 67,184
Debt instruments	238,979	394,138
Short-term financial instruments, etc.	915,960	833,245
Fair value of plan assets	₩ 1,256,985	₩ 1,294,567